Commitments and Contingencies - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 31, 2022	Jan. 08, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2023	Mar. 31, 2023
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases expiry year			2025	2025
Lease liability				$ 205,000
Operating lease right-use-of assets			$ 171,000	$ 202,000	$ 248,000
Operating lease, weighted average discount rate				10.67%
Operating lease, weighted average remaining term				1 year 7 months 6 days
Rent expense				$ 200,000	200,000
Lorem Vascular Pte Ltd [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Litigation settlement, expense					$ 1,400,000
Pre-clinical Research Study Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligation			$ 0	$ 0
Charlottesville [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Lessee, operating lease, term of contract			12 months	12 months
Lessee, operating lease, existence of option to extend [true false]			true	true
Lessee, operating lease, option to extend			The Charlottesville Lease has a term of 12 months and the Company has the ability to renew for three additional one-year periods.	The Charlottesville Lease has a term of 12 months and the Company has the ability to renew for three additional one-year periods.
Lessee, operating lease, renewal term			1 year	1 year
Lease liability							$ 80,000
Operating lease discount rate						13.47%	12.76%
Operating lease right-use-of assets						$ 19,000
Operating leases, expiration date				Mar. 31, 2024
Medidata Solutions, Inc. [Member] | Services Agreement [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales order term	6 months
Piramal Pharma Solutions, Inc. [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Master service agreement date		Jan. 08, 2021
Master services agreement initial term		5 years
Master services agreement terms, Description			The MSA has a term of five years and will automatically renew for successive one-year terms unless either party notifies the other no later than six months prior to the original term or any additional terms of its intention to not renew the MSA. The Company has the right to terminate the MSA for convenience upon thirty days’ prior written notice.	The MSA has a term of five years and will automatically renew for successive one-year terms unless either party notifies the other no later than six months prior to the original term or any additional terms of its intention to not renew the MSA. The Company has the right to terminate the MSA for convenience upon thirty days’ prior written notice.